Note 17 - Fair Value of Financial Instruments	9 Months Ended
Jul. 31, 2023
Statement Line Items [Line Items]
Disclosure of fair value of financial instruments [text block]
17.	Fair value of financial instruments:

Fair values are based on management’s best estimates of market conditions and valuation policies at a certain point in time. The estimates are subjective and involve particular assumptions and judgement and, as such, may not be reflective of future fair values. The Bank’s loans and deposits lack an available market as they are not typically exchanged and, therefore, the book value of these instruments is not necessarily representative of amounts realizable upon immediate settlement. See note 18 of the October 31, 2022 audited Consolidated Financial Statements for more information on fair values.

(thousands of Canadian dollars)
As at	July 31, 2023		October 31, 2022

	Carrying	Fair	Carrying	Fair
(thousands of Canadian dollars)	Value	Value	Value	Value

Assets

Cash	$87,726	$87,726	$88,581	$88,581
Securities	182,944	182,944	141,564	141,564
Loans	3,661,672	3,636,974	2,992,678	2,963,676
Other	5,248	5,248	4,727	4,727

Liabilities

Deposits	$3,328,017	$3,238,741	$2,657,540	$2,561,421
Subordinated notes payable	101,585	103,827	104,951	107,367
Other	181,014	181,014	146,249	146,249